Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt as of December 31, 2016 and 2015 comprises the following:

(in US$ millions)	2016			2015
	Amount	Debt issue costs	Total	Amount	Debt issue costs	Total
VTTI Operating Revolving Credit Facility	122.2	(0.1)	122.1	104.0	(0.2)	103.8
ATB Phase 2 Related Party Facility	66.9	—	66.9	75.2	—	75.2
Related Party MLP Loan Agreement	75.0	—	75.0	75.0	—	75.0
Senior Unsecured Notes	434.7	(2.8)	431.9	441.0	(3.2)	437.8
Total debt	698.8	(2.9)	695.9	695.2	(3.4)	691.8
Less: current portion			(6.0)			(8.9)
Total long-term debt			689.9			682.9

(in US$ millions)	2016	2015
Long term debt, affiliates	135.9	141.3
Long-term debt third parties	554.0	541.6
Total long-term-debt	689.9	682.9